Short-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Short-term investments [Abstract]
Schedule of Short-Term Investments
(In thousands)	December 31, 2017	December 31, 2018
Time deposits	118,779	141,059
Investments in financial instruments (note)	20,136	55,479
Total	138,915	196,538

Note:
The investments were issued by commercial banks in the PRC with a variable interest rate indexed to performance of underlying assets. Since these investments’ maturity dates are within one year, they are classified as short-term investments.